Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical)	12 Months Ended
Jul. 31, 2026 USD ($)
Defined Benefit Plan Disclosure [Line Items]
General and administrative expense	$ 6,121,599
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
General and administrative expense	$ 1,451,182